Off Balance Sheet Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Outstanding Commitments	$ 9.1	$ 18.6